STOCKHOLDERS' EQUITY (Schedule of stock warrants) (Details) (Stock Warrants, USD $)	12 Months Ended
Dec. 31, 2012
Stock Warrants
Number Of Shares
Balance at December 31, 2011
Granted	2,268,750
Cancelled
Forfeited
Exercised
Balance outstanding at December 31, 2012	2,268,750
Warrants exercisable at December 31, 2012	2,268,750
Weighted Average Exercise Price
Balance at December 31, 2011
Granted	$ 0.55
Cancelled
Forfeited
Exercised
Balance outstanding at December 31, 2012	$ 0.55
Warrants exercisable at December 31, 2012	$ 0.55
Weighted average fair value of warrants granted during the year ended December 31, 2012	0.55
Weighted Average Remaining Contractual Life (Years), Begining	5 years 0 months 0 days
Weighted Average Remaining Contractual Life (Years), End	4 years 10 months 2 days
Weighted Average Remaining Contractual Life (Years), Exerciable	4 years 10 months 2 days